                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number           811-4256
                                  ----------------------------------------------

             State Street Research Exchange Trust
        ------------------------------------------------------------------------
             (Exact name of registrant as specified in charter)

             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Address of principal executive offices)    (Zip code)

             Richard S. Davis, President and Chief Executive Officer
             State Street Research & Management Company
             One Financial Center, Boston, MA 02111
        ------------------------------------------------------------------------
             (Name and address of agent for service)

Registrant's telephone number, including area code: 617-357-1200
                                                   ------------------
Date of fiscal year end:  12/31/04
                        -----------------
Date of reporting period: 1/1/04 - 12/31/04
                         ----------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

ITEM 1 (REPORT TO SHAREHOLDERS): The Annual Report is attached.

                                                    [LOGO] STATE STREET RESEARCH
                                    Innovative Ideas, Disciplined Investing.(TM)

[GRAPHIC OMITTED]

Exchange Fund
December 31, 2004


                                                   Annual Report to Shareholders

--------------
PERFORMANCE
--------------
           Discussion as of December 31, 2004

How State Street Research Exchange Fund Performed
State Street Research Exchange Fund returned 7.63% for the 12-month period ended December 31, 2004. That was less than the S&P 500 Index's return of 10.88% over the same period. However, the fund performed in line with the Exchange Fund Average, which was 7.79% for the period.

--------------------------------------------------------------------------------
Performance:
--------------------------------------------------------------------------------
Fund average annual total return as of 12/31/04

      1 Year          5 Years       10 Years
       7.63%           -1.90%         11.89%
--------------------------------------------------------------------------------

S&P 500 Index as of 12/31/04

      1 Year           5 Years       10 Years
      10.88%            -2.30%         12.07%
--------------------------------------------------------------------------------

$10,000 Over 10 Years

     [DATA BELOW IS REPRESENTED BY A MOUNTAIN CHART IN THE ORIGINAL REPORT]

                        SSR Exchange         S&P 500
                             Fund             Index
                        ------------         -------
                           $10,000          $10,000
             1995           13,444           13,757
             1996           16,948           16,916
             1997           22,322           22,562
             1998           28,592           29,010
             1999           33,908           35,115
             2000           32,508           31,924
             2001           29,142           28,130
             2002           23,670           21,916
             2003           28,614           28,204
             2004           30,796           31,268

Keep in mind that the performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted herein. For the most recent month-end performance results, visit our website at www.ssrfunds.com. The fund's share price, yield and return will fluctuate, and you may have a gain or loss when you sell your shares. All returns assume reinvestment of capital gains distributions and income dividends at net asset value. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Average annual total return represents the rate one would have to earn each year of a given time period in order to end up with the fund's actual cumulative return for those years. The chart labeled $10,000 Over 10 Years measures the growth of a lump sum invested (less applicable maximum sales charge, if any) over a ten-year period, and compares the performance to an index.

The S&P 500 Index (officially the "Standard & Poor's 500 Composite Stock Price Index") is an unmanaged index of 500 U.S. stocks. The index does not take transaction charges into consideration. It is not possible to invest directly in an index.

The Exchange Fund Average is an average created by State Street Research using data provided by Lipper, Inc. The average consists of funds with similar goals and shows you how well the fund has done compared to competing funds.
--------------------------------------------------------------------------------

Reasons for the Fund's Performance
In the early part of 2004, the equity markets essentially moved sideways in light trading as concerns about the election, spiking oil prices and interest rate increases kept investors on the sidelines. But a decisive presidential victory for George W. Bush proved to be a springboard for investors. The equity markets took off in the fourth quarter of 2004 and focused on strong corporate profits and company fundamentals. In this environment, strong stock selection in the financial services, consumer discretionary and producer durables sectors aided performance. In addition, overweight positions in energy and integrated oils benefited the fund. Energy stocks capitalized on elevated commodity prices during the year. SLM, Target and ExxonMobil were especially strong contributors to returns.

In contrast, the portfolio's exposure to autos & transportation, consumer staples and health care was detrimental to returns. Coca-Cola, Altria and Wyeth were notable detractors from performance.

A Word about Risk
The major risks of stock investing include sudden and unpredictable drops in value and periods of lackluster performance. The fund may invest in companies with some international business, and also may invest in foreign companies; therefore, the fund is subject to the risks associated with international investing, such as changes in exchange rates, and different government regulations, economic conditions and accounting standards.

--------------------------------------------------------------------------------
Summary Portfolio Schedule
--------------------------------------------------------------------------------

Industries                                                  % of Fund Net Assets
Financial Services                                                  19.8%
--------------------------------------------------------------------------------
Health Care                                                         16.4%
--------------------------------------------------------------------------------
Technology                                                          14.6%
--------------------------------------------------------------------------------
Consumer Staples                                                    11.4%
--------------------------------------------------------------------------------
Consumer Discretionary                                               8.7%
--------------------------------------------------------------------------------
Integrated Oils                                                      8.2%
--------------------------------------------------------------------------------
Other                                                                7.8%
--------------------------------------------------------------------------------
Producer Durables                                                    5.6%
--------------------------------------------------------------------------------
Utilities                                                            2.8%
--------------------------------------------------------------------------------
Other Energy                                                         2.7%
--------------------------------------------------------------------------------
Automobiles & Transportation                                         1.5%
--------------------------------------------------------------------------------
Net Cash                                                             0.5%
--------------------------------------------------------------------------------
Total                                                              100.0%

--------------------------------------------------------------------------------

Because financial markets and mutual fund strategies are constantly evolving, it is possible that the fund's holdings, market stance, outlook for various industries or securities and other matters discussed in this report have changed since this information was prepared. Portfolio changes should not be considered recommendations for action by individual investors.

About Your Fund Expenses
As a fund shareholder, you incur ongoing expenses, which include management fees and "other" expenses. The examples below illustrate the ongoing cost in dollars of investing in the fund and allow you to compare these costs with the expenses of other funds. The examples are based on a $1,000 investment at the beginning of the period and held for the entire period from June 30, 2004, to December 31, 2004.

Actual Fund Return is based on the fund's actual return and expenses. To estimate the ongoing expenses you paid during the entire period shown, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number shown for your fund under the column "Expenses Paid during the Period."

Hypothetical 5% Return is based on the fund's actual expense ratio and an assumed rate of 5% per year before expenses. Please note that the return used is not the fund's actual return; therefore, this information may not be used to estimate your actual ending balance and expenses paid during the period. To compare your fund's ongoing expenses with those of other funds, simply compare this 5% hypothetical example with the 5% hypothetical examples shown in the share holder reports of other funds.

--------------------------------------------------------------------------------

                           Beginning      Ending        Expenses
                            Account      Account          Paid        Annualized
Six months ended             Value        Value          during         Expense
12/31/04                    6/30/04      12/31/04       Period*          Ratio
--------------------------------------------------------------------------------
Actual Fund Return          $1,000      $1,043.62        $3.27           0.63%
--------------------------------------------------------------------------------
Hypothetical 5% Return      $1,000      $1,021.80        $3.23           0.63%

* Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period and then divided by the number of days in the year.
--------------------------------------------------------------------------------

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only.


                                         State Street Research Exchange Fund   3

-------------
PORTFOLIO
-------------
           Holdings

December 31, 2004

Issuer                                                                             Shares              Value
---------------------------------------------------------------------------------------------------------------
Common Stocks 99.5%
Automobiles & Transportation 1.5%
Automobiles 1.5%
General Motors Corp. .....................................................         112,800         $  4,518,768
                                                                                                   ------------
Total Automobiles & Transportation .............................................................      4,518,768
                                                                                                   ------------
Consumer Discretionary 8.7%
Retail 8.7%
Target Corp. .............................................................         273,222           14,188,418
Wal-Mart Stores Inc. .....................................................         223,200           11,789,424
                                                                                                   ------------
Total Consumer Discretionary ...................................................................     25,977,842
                                                                                                   ------------
Consumer Staples 11.4%
Beverages 4.5%
Anheuser-Busch Inc. ......................................................         192,315            9,756,140
Coca-Cola Co. ............................................................          87,735            3,652,408
                                                                                                   ------------
                                                                                                     13,408,548
                                                                                                   ------------
Foods 0.8%
General Mills Inc. .......................................................          47,792            2,375,740
                                                                                                   ------------
Household Products 4.5%
Procter & Gamble Co. .....................................................         246,400           13,571,712
                                                                                                   ------------
Tobacco 1.6%
Altria Group Inc. ........................................................          77,000            4,704,700
                                                                                                   ------------
Total Consumer Staples .........................................................................     34,060,700
                                                                                                   ------------
Financial Services 19.8%
Banks & Savings & Loan 1.6%
JPMorgan Chase & Co. .....................................................         124,728            4,865,639
                                                                                                   ------------
Financial Data Processing Services & Systems 3.8%
First Data Corp. .........................................................         266,480           11,336,059
                                                                                                   ------------
Insurance 2.4%
American International Group Inc. ........................................         106,800            7,013,556
                                                                                                   ------------
Miscellaneous Financial 12.0%
American Express Co. .....................................................         305,626           17,228,138
Federal National Mortgage Association                                               88,105            6,273,957
SLM Corp. ................................................................         233,200           12,450,548
                                                                                                   ------------
                                                                                                     35,952,643
                                                                                                   ------------
Total Financial Services .......................................................................     59,167,897
                                                                                                   ------------
Health Care 16.4%
Drugs & Biotechnology 15.2%
AstraZeneca PLC ADR ......................................................          76,000            2,765,640
Johnson & Johnson Inc. ...................................................         124,195            7,876,447
Merck & Co. Inc. .........................................................          83,999            2,699,728
Millipore Corp.* .........................................................         150,000            7,471,500
Novartis AG ADR ..........................................................         185,384            9,369,307
Pfizer Inc. ..............................................................         338,942            9,114,151
Wyeth ....................................................................         145,544            6,198,719
                                                                                                   ------------
                                                                                                     45,495,492
                                                                                                   ------------

Issuer                                                                              Shares             Value
---------------------------------------------------------------------------------------------------------------
Health Care Services 0.2%
Medco Health Solutions Inc.* .............................................          11,124         $    462,758
                                                                                                   ------------
Hospital Supply 1.0%
Medtronic Inc. ...........................................................          60,000            2,980,200
                                                                                                   ------------
Total Health Care ..............................................................................     48,938,450
                                                                                                   ------------
Integrated Oils 8.2%
Integrated International 8.2%
BP PLC ADR ...............................................................         147,629            8,621,534
ExxonMobil Corp. .........................................................         312,469           16,017,161
                                                                                                   ------------
Total Integrated Oils ..........................................................................     24,638,695
                                                                                                   ------------
Other 7.8%
Multi-Sector 7.8%
Berkshire Hathaway Inc. Cl. B* ...........................................           3,687           10,825,032
General Electric Co. .....................................................         344,970           12,591,405
                                                                                                   ------------
Total Other ....................................................................................     23,416,437
                                                                                                   ------------
Other Energy 2.7%
Offshore Drilling 0.3%
Transocean Inc. ..........................................................          21,148              896,464
                                                                                                   ------------
Oil Well Equipment & Services 2.4%
Schlumberger Ltd. ........................................................         109,238            7,313,484
                                                                                                   ------------
Total Other Energy .............................................................................      8,209,948
                                                                                                   ------------
Producer Durables 5.6%
Aerospace 2.3%
Boeing Co. ...............................................................         131,800            6,823,286
                                                                                                   ------------
Industrial Products 0.2%
Agilent Technologies Inc.* ...............................................          29,749              716,951
                                                                                                   ------------
Machinery 3.1%
Caterpillar Inc. .........................................................          93,884            9,154,629
                                                                                                   ------------
Total Producer Durables ........................................................................     16,694,866
                                                                                                   ------------
Technology 14.6%
Computer Software 3.6%
Microsoft Corp. ..........................................................         399,890           10,681,062
                                                                                                   ------------
Computer Technology 7.9%
Dell Inc.* ...............................................................         170,500            7,184,870
Hewlett-Packard Co. ......................................................         349,270            7,324,192
International Business
Machines Corp. ...........................................................          92,371            9,105,933
                                                                                                   ------------
                                                                                                     23,614,995
                                                                                                   ------------
Electronics 1.6%
General Dynamics Corp. ...................................................          46,500            4,863,900
                                                                                                   ------------
Electronics: Semiconductors/Components 1.5%
Intel Corp. ..............................................................         200,000            4,678,000
                                                                                                   ------------
Total Technology ...............................................................................     43,837,957
                                                                                                   ------------
Utilities 2.8%
Telecommunications 2.8%
Vodafone Group PLC ADR ...................................................         309,500            8,474,110
                                                                                                   ------------
Total Utilities ................................................................................      8,474,110
                                                                                                   ------------
Total Common Stocks (Cost $97,864,605) .........................................................    297,935,670
                                                                                                   ------------


4   The notes are an integral part of the financial statements.
                                             State Street Research Exchange Fund

-------------
FINANCIAL
-------------
              Statements

                        Maturity    Principal
Issuer                    Date        Amount         Value
----------------------------------------------------------
Commercial Paper 1.6%
BP Amoco Capital PLC,
  2.23% ............. 1/05/2005   $4,636,000    $ 4,634,851
                                                -----------
Total Commercial Paper (Cost $4,634,851) ....     4,634,851
                                                -----------

                                                % of
                                              Net Assets
-------------------------------------------------------------------------
Summary of Portfolio Assets
Investments (Cost $102,499,456) .........       101.1%      $302,570,521
Other Assets, Less Liabilities ..........       ( 1.1)%       (3,218,600)
                                                -----       ------------
Net Assets ..............................       100.0%      $299,351,921
                                                =====       ============

KEY TO SYMBOLS
* Denotes a security which has not paid a dividend during the last year. ADR Stands for American Depositary Receipt.

Federal Income Tax Information

At December 31, 2004, the net unrealized appreciation of investments based on cost for federal income tax purposes of $95,067,040 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there is an excess of value over
tax cost                                                  $209,561,749

Aggregate gross unrealized depreciation for all
investments in which there is an excess of tax cost
over value                                                  (2,058,268)
                                                          ------------
                                                          $207,503,481
                                                          ============

Statement of Assets and Liabilities
--------------------------------------------------------------------------------
December 31, 2004

Assets
Investments, at value (Cost $102,499,456) (Note 1) .........    $302,570,521
Dividends receivable .......................................         368,632
                                                                ------------
                                                                 302,939,153
                                                                ------------
Liabilities
Payable to custodian .......................................       3,406,638
Accrued management fee .....................................         115,407
Accrued administration fee .................................           9,980
Accrued transfer agent and shareholder services ............           4,068
Accrued trustees' fees .....................................           1,198
Other accrued expenses .....................................          49,941
                                                                ------------
                                                                   3,587,232
                                                                ------------
Net Assets .................................................    $299,351,921
                                                                ============
Net Assets consist of:
  Undistributed net investment income ......................    $     61,022
  Unrealized appreciation of investments ...................     200,071,065
  Accumulated net realized loss ............................      (7,883,083)
  Paid-in capital ..........................................     107,102,917
                                                                ------------
                                                                $299,351,921
                                                                ============
Net Asset Value per share
  ($299,351,921 [divided by] 574,868 shares) ...............    $     520.73
                                                                ============


The notes are an integral part of the financial statements.                    5

--------------
FINANCIAL
--------------
              Statements

Statement of Operations
--------------------------------------------------------------------------------
For the year ended December 31, 2004

Investment Income
Dividends, net of foreign taxes of $79,760 (Note 1) ..........   $ 6,253,377
Interest (Note 1) ............................................        38,550
Securities lending income (Note 1) ...........................         2,665
                                                                 -----------
                                                                   6,294,592
                                                                 -----------
Expenses
Management fee (Note 2) ......................................     1,515,452
Administration fee (Note 2) ..................................       108,870
Custodian fee ................................................        93,500
Audit fee ....................................................        33,762
Trustees' fees (Note 2) ......................................        25,445
Legal fees ...................................................        19,259
Transfer agent and shareholder services (Note 2) .............        11,810
Reports to Shareholders ......................................         9,300
Miscellaneous ................................................        28,638
                                                                 -----------
                                                                   1,846,036
                                                                 -----------
Net investment income ........................................     4,448,556
                                                                 -----------
Realized and Unrealized Gain (Loss) on
Investments
Net increase from payment by affiliate (Note 2) ..............        98,840
Net realized gain on investments (Notes 1 and 3) .............    26,685,441
Change in unrealized appreciation of investments .............    (9,213,483)
                                                                 -----------
Net gain on investments ......................................    17,570,798
                                                                 -----------
Net increase in net assets resulting from operations .........   $22,019,354
                                                                 ===========

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                             Years ended December 31
                                        ----------------------------------
                                              2004               2003
                                        ----------------   ---------------
Increase (Decrease) In Net Assets
Operations:
Net investment income ...............   $  4,448,556       $  3,407,737
Net increase from payment
  by affiliate ......................         98,840                 --
Net realized gain on
  investments .......................     26,685,441         12,250,545
Change in unrealized
  appreciation (depreciation)
  of investments ....................     (9,213,483)        39,112,155
                                        -------------      -------------
Net increase resulting
  from operations ...................     22,019,354         54,770,437
                                        -------------      -------------
Dividends from net investment
  income ............................     (4,387,534)        (3,497,110)
                                        -------------      -------------
Share transactions:
Net asset value of shares
  issued in payment of
  dividends .........................        911,070            627,059
Cost of shares repurchased ..........    (28,889,729)       (10,704,806)
                                        -------------      -------------
Net decrease from fund share
  transactions (Note 4) .............    (27,978,659)       (10,077,747)
                                        -------------      -------------
Total increase (decrease)
  in net assets .....................    (10,346,839)        41,195,580
Net Assets
Beginning of year ...................    309,698,760        268,503,180
                                        -------------      -------------
End of year (including
  undistributed net investment
  income of $61,022 and $0,
  respectively) .....................   $299,351,921       $309,698,760
                                        =============      =============
Number of shares:
Issued upon reinvestment
  of dividends ......................          1,790              1,360
Repurchased .........................        (57,683)           (23,879)
                                        -------------      -------------
Net decrease in fund shares .........        (55,893)           (22,519)
                                        =============      =============

6 The notes are an integral part of the financial statements.
                                             State Street Research Exchange Fund

Notes to Financial Statements
--------------------------------------------------------------------------------
December 31, 2004

Note 1
State Street Research Exchange Fund is a series of State Street Research Exchange Trust (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund is presently the only series of the Trust.

The investment objective of the fund is to provide long-term growth of capital and consequent long-term growth of income. In seeking to achieve its investment objective, the fund invests primarily in common stocks, or securities convertible into common stocks, that have long-term growth potential.

The following significant accounting policies are consistently followed by the fund in preparing its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America.

A. Investment Valuation
Values for listed equity securities reflect final sales on national securities exchanges quoted prior to the close of the New York Stock Exchange. Over-the-counter securities quoted on the National Association of Securities Dealers Automated Quotation ("Nasdaq") system are valued at closing prices supplied through such system. If not quoted on the Nasdaq system, such securities are valued at prices obtained from independent brokers. In the absence of recorded sales, valuations are at the mean of the closing bid and asked quotations. Short-term securities maturing within sixty days are valued at amortized cost. Other securities, if any, are valued at their fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Trustees. In the event that the market quotations for a portfolio instrument are not deemed to be readily available, the Adviser's Valuation Committee determines the fair value for such portfolio instrument. The fair value of any such portfolio instruments are determined based upon a consideration of all available facts and information. The fair valuation of a restricted portfolio instrument reflects the inherent worth of the portfolio instrument, without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature. The Adviser and the custodian also monitor domestic and foreign markets and news information for any developing events that may have an impact on the valuation of portfolio instruments. Such monitoring includes general market news and financial market information sources currently utilized in making investment decisions, trading and investment personnel located abroad, foreign regional brokers, and/or foreign custodians. The value assigned to these securities is based upon available information at the time, and does not necessarily represent the amount which might ultimately be realized upon sale.

B. Security Transactions
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. As part of the custodian contract between the custodian bank and the fund, the custodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restriction to cover any advances made by the custodian bank for the settlement of securities purchased by the fund. At December 31, 2004, the payable to the custodian bank of $3,406,638 represents the amount due for cash advance for the settlement of securities purchased.

C. Net Investment Income
Net investment income is determined daily and consists of interest and dividends accrued and discount earned, less the estimated daily expenses of the fund. Interest income is accrued daily as earned. Dividend income is accrued on the ex-dividend date.

D. Dividends
Dividends from net investment income are declared and paid or reinvested quarterly. Net realized short-term capital gains, if any, are distributed annually.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. The difference is primarily due to differing treatments for non-taxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. The permanent book and tax basis difference relating to shareholder distributions will result in reclassifications to paid-in-capital. The fund has designated $4,387,534 as ordinary income dividends.

E. Federal Income Taxes
No provision for federal income taxes is necessary with respect to net investment income because the fund has elected to qualify under Subchapter M of the Internal Revenue Code and its policy is to distribute substantially all of such income within the prescribed time periods. The fund retains and designates as undistributed gains all of its taxable net long-term capital gains and pays federal income taxes thereon on behalf of the shareholders.

At December 31, 2004, the fund had a capital loss carryforward of $7,883,083 available, to the extent provided in regulations, to offset future capital gains, if any, of which $770,500 and $7,112,583 expire on December 31, 2009 and 2010, respectively.

To the extent book/tax differences are permanent in nature, such amounts are reclassified within the capital accounts based on federal tax basis treatment. The fund reclassified for book purposes amounts arising from permanent book/tax differences primarily relating to differing treatments for non-taxable redemptions in kind and the disposition of securities that have different bases for financial reporting and tax purposes. At December 31, 2004, the components of distributable earnings on a tax basis differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences largely arising from capital loss carryforwards. At December 31, 2004, the tax basis distributable earnings were $61,022 in undistributed ordinary income, $0 in undistributed short-term capital gains and $0 in undistributed long-term gains.

F. Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

G. Securities Lending
The fund may seek additional income by lending portfolio securities to qualified institutions. The fund will receive cash or securities as collateral in an amount equal to at least 100% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the fund will bear the loss. At December 31, 2004, there were no loaned securities. During the year ended December 31, 2004, income from securities lending amounted to $2,665.

Note 2
The Trust and the Adviser have entered into an agreement under which the Adviser earns monthly fees at an annual rate of 0.50% of the fund's average net assets. In consideration of these fees, the Adviser furnishes the fund with management, investment advisory, statistical and research facilities and services. The Adviser also pays all salaries, rent and certain other expenses of management. During the year ended December 31, 2004, the fees pursuant to such agreement amounted to $1,515,452.

State Street Research Service Center, a division of State Street Research Investment Services, Inc., the Trust's principal underwriter (the "Distributor"), provides certain shareholder services to the fund such as responding to inquiries and instructions from investors with respect to redemption of shares of the fund. Total shareholder service costs are allocated to each fund in the same ratios as the transfer agent costs. During the year ended December 31, 2004, the amount of such expenses allocated to the fund was $3,897.

The fees of the Trustees not currently affiliated with the Adviser amounted to $25,445 during the year ended December 31, 2004.

The fund has agreed to pay the Adviser for certain administrative costs incurred in providing other assistance and services to the fund. The fee was based on a fixed amount that has been allocated equally among the State Street Research funds. During the year ended December 31, 2004, the amount of such expenses was $108,870.

During the year ended December 31, 2004, the Adviser conducted an internal review regarding the use of fund brokerage commissions in consideration of the distribution of shares. In connection with this review, the Adviser determined to reimburse the fund the entire amount of any such identified brokerage commissions, and reviewed this matter with the Board of Trustees of the fund. This amount is shown in the total amount of $98,840 as "Net increase from payment by affiliate" on the Statement of Operations.

Note 3
For the year ended December 31, 2004, exclusive of short-term investments and U.S. government obligations, purchases and sales of securities, including $26,348,500 representing redemptions in kinds, aggregated $11,928,358 and $38,197,200, respectively.

Note 4
The Trustees have the authority to issue an unlimited number of shares of beneficial interest at $0.001 par value per share. At December 31, 2004, the Adviser held 13,766 shares of the fund.

Note 5
As of the close of business on January 28, 2005, BlackRock Exchange Portfolio ("the BlackRock Fund"), a newly created series of the BlackRock Funds, will acquire all of the assets and assume all of the certain stated liabilities of the fund.


8                                            State Street Research Exchange Fund

-----------
FINANCIAL
-----------
        Highlights

For a share outstanding throughout each year:


                                                                                  Years ended December 31
                                                                ------------------------------------------------------------------
                                                                 2004(a)      2003         2002(b)        2001(b)       2000(b)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ($)                           490.99      411.01        511.71         575.76         616.80
                                                                --------    --------      --------       -------        -------
  Net investment income ($)                                        7.61        5.40          4.74           4.22           4.75
  Net realized and unrealized gain (loss) on investments ($)*     29.63       80.08       (100.64)        (64.02)        (41.19)
                                                                --------    --------      --------       -------        -------
Total from investment operations ($)                              37.24       85.48        (95.90)        (59.80)        (36.44)
                                                                --------    --------      --------       -------        -------
  Dividends from net investment income ($)                        (7.50)      (5.50)        (4.80)         (4.25)         (4.60)
                                                                --------    --------      --------       -------        -------
Total distributions ($)                                           (7.50)      (5.50)        (4.80)         (4.25)         (4.60)
                                                                --------    --------      --------       -------        -------
Net asset value, end of year ($)                                 520.73      490.99        411.01         511.71         575.76
                                                                ========    ========      ========       =======        =======
Total return (%)                                                   7.63       20.89        (18.78)        (10.35)         (4.13)
Ratios/Supplemental Data:
----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year ($ thousands)                         299,352     309,699       268,503        367,640        437,804
Expense ratio (%)                                                  0.61        0.59          0.60           0.57           0.55
Expense ratio after expense reductions (%)                         0.61        0.59          0.60           0.57           0.55
Ratio of net investment income to average net assets (%)           1.47        1.20          1.00           0.81           0.78
Portfolio turnover rate (%)                                        3.96        5.47          3.32           1.44          10.51
*After provision for federal tax on retained capital gains at
end of year                                                          --          --            --             --          11.01

(a) During the year ended December 31, 2004, the adviser reimbursed the fund as part of an internal review regarding the use of fund brokerage commissions. These payments increased net realized and unrealized gain on investments per share by $0.17, and increased total return by 0.04%.
(b) Audited by other auditors

-------------
REPORT OF
-------------
          Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of State Street Research Exchange Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of State Street Research Exchange Fund (the "Fund"), a series of State Street Research Exchange Trust, as of December 31, 2004, and the related statement of operations for the year then ended, and the statement of changes in net assets, and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended December 31, 2002, were audited by other auditors whose report dated February 12, 2003, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2004, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts

January 28, 2005

10                                           State Street Research Exchange Fund

---------------
REPORT ON
---------------
         Special Meeting of Shareholders

A Special Meeting of Shareholders of State Street Research Exchange Fund, a series of State Street Research Exchange Trust, was convened on December 27, 2004 ("Meeting"). The results of the Meeting are set forth below.

                                                                                          Votes (thousands of shares)
                                                                                       ---------------------------------
Action on Proposal                                                                         For       Against     Abstain
------------------------------------------------------------------------------------------------------------------------
 To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and certain stated liabilities of State Street
 Research Exchange Fund, a series of State Street Research Exchange Trust,
 by the BlackRock Exchange Portfolio, a series of BlackRock Funds ..................   381.0        17.0        3.8

-------------------------
TRUSTEES AND OFFICERS
-------------------------
            State Street Research Exchange Trust

                                                                                             Number of Funds
Name,                 Position(s)  Term of Office                                            in Fund Complex             Other
Address                Held with    and Length of            Principal Occupations             Overseen by        Directorships Held
and Age(a)               Fund      Time Served(b)             During Past 5 Years           Trustee/Officer(c)    by Trustee/Officer
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
Bruce R. Bond          Trustee           Since     Retired; formerly Chairman of the Board,         18            Avaya Inc.
58)                                       1999     Chief Executive Officer and President,
                                                   PictureTel Corporation (video
                                                   conferencing systems)
------------------------------------------------------------------------------------------------------------------------------------
Peter S. Drotch        Trustee           Since     Retired; formerly Partner,                       18            First Marblehead
(62)                                      2004     PricewaterhouseCoopers LLP                                     Corp.
------------------------------------------------------------------------------------------------------------------------------------
Steve A. Garban        Trustee           Since     Retired; formerly Senior Vice President          52            Metropolitan
(67)                                      1997     for Finance and Operations and                                 Series Fund, Inc.
                                                   Treasurer, The Pennsylvania State                              and Metropolitan
                                                   University                                                     Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Susan M. Phillips      Trustee           Since     Dean, School of Business and Public              18            The Kroger Co.
(60)                                      1998     Management, George Washington
                                                   University; formerly a member of the
                                                   Board of Governors of the Federal
                                                   Reserve System; and Chairman and
                                                   Commissioner of the Commodity Futures
                                                   Trading Commission
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt        Trustee           Since     President, Founders Investments Ltd.             52            A.P. Pharma, Inc.;
(66)                                      1994     (investments); President, Pacific Four                         Metropolitan
                                                   Investments (investments); formerly                            Series Fund, Inc.;
                                                   President, The Glen Ellen Company                              and Metropolitan
                                                   (private investment firm)                                      Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Michael S.             Trustee           Since     Jay W. Forrester Professor of Management         52            Metropolitan
Scott Morton (67)                         1989     (Emeritus), Sloan School of Management,                        Series Fund, Inc.
                                                   Massachusetts Institute of Technology                          and Metropolitan
                                                                                                                  Series Fund II
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustees
Richard S. Davis(+)    Trustee           Since     Chairman of the Board, President and             18            None
(59)                                      2000     Chief Executive Officer of State Street
                                                   Research & Management Company; formerly
                                                   Senior Vice President, Fixed Income
                                                   Investments, Metropolitan Life Insurance
                                                   Company
------------------------------------------------------------------------------------------------------------------------------------
Officers
Edward Dowd            Vice              Since     Vice President of State Street Research           6            None
(37)                   President          2003     & Management Company; formerly Vice
                                                   President, Independence Investment LLC
                                                   and equity research associate,
                                                   Donaldson, Lufkin and Jenrette
------------------------------------------------------------------------------------------------------------------------------------
C. Kim Goodwin         Vice              Since     Managing Director and Chief Investment           17            Akamai
(45)                   President          2002     Officer - Equities of State Street                             Technologies, Inc.
                                                   Research & Management Company; formerly
                                                   Chief Investment Officer - U.S. Growth
                                                   Equities, American Century
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Lindsey        Vice              Since     Managing Director of State Street                 6            None
(42)                   President          2003     Research & Management Company; formerly
                                                   Managing Director and Senior Vice
                                                   President, Putnam Investments
------------------------------------------------------------------------------------------------------------------------------------
John S. Lombardo       Vice              Since     Managing Director, Chief Financial               18            None
(50)                   President          2001     Officer and Director of State Street
                                                   Research & Management Company; formerly
                                                   Executive Vice President, State Street
                                                   Research & Management Company; and
                                                   Senior Vice President, Product and
                                                   Financial Management, MetLife Auto &
                                                   Home
------------------------------------------------------------------------------------------------------------------------------------
Douglas A. Romich      Treasurer         Since     Senior Vice President and Treasurer of           18            None
(47)                                      2001     State Street Research & Management
                                                   Company; formerly Vice President and
                                                   Assistant Treasurer, State Street
                                                   Research & Management Company
------------------------------------------------------------------------------------------------------------------------------------

The fund's Statement of Additional Information includes additional information about the fund's trustees, and is available without charge, by contacting State Street Research, One Financial Center, Boston, Massachusetts 02111-2690, or by calling toll-free 1-87-SSR-FUNDS (1-877-773-8637).
(a) The address of each person is c/o State Street Research & Management Company, One Financial Center, Boston, MA 02111-2690.
(b) A Trustee serves until he or she retires, resigns or is removed as provided in the master trust agreement of the respective Trust. Each Trust has adopted a mandatory retirement age of 72. Each officer holds office until he or she resigns, is removed or a successor is elected.
(c) Includes all series of 9 investment companies for which State Street Research & Management Company serves as sole investment advisor and all series of Metropolitan Series Fund, Inc. and Metropolitan Series Fund II. The primary advisor to Metropolitan Series Fund, Inc. and Metropolitan Series Fund II is MetLife Advisers, LLC, which has retained State Street Research & Management Company as sub-advisor to certain series of Metropolitan Series Fund, Inc.
(+) Mr. Davis is an "interested person" of the Trust under the Investment Company Act of 1940 by reason of his affiliation with the Trust's Investment Manager, State Street Research & Management Company, as noted.
The Officers and Trustees set forth above were the officers and trustees of the Fund as of December 31, 2004. As described elsewhere in the report, the Fund was reorganized into a Series of BlackRock Funds, which has a different set of officers and directors.


12           State Street Research Exchange Fund

[LOGO] STATE STREET RESEARCH                                     ------------
                                                                  PRSRT STD
One Financial Center                                             U.S. POSTAGE
Boston, MA 02111-2690                                                PAID
                                                                  PERMIT #6
                                                                  HUDSON, MA
                                                                 ------------

--------------------------------------------------------------------------------

"State Street Research Proxy Voting Policies and Procedures"--which describes how we vote proxies relating to portfolio securities--is available upon request, free of charge, by calling 1-877-773-8637 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

Member NASD, SIPC
(C)2005 State Street Research Investment Services, Inc.
One Financial Center
Boston, MA 02111-2690
www.ssrfunds.com
CONTROL NUMBER:(exp0206)SSR-LD                                      EX-1225-0205

--------------------------------------------------------------------------------

                               FORM N-CSR(2 OF 3)

ITEM 2: CODE OF ETHICS

     (a) The Registrant has, as of the end of the period covered by this report, adopted a code of ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

     (b) Omitted

     (c) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

     (d) During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

     (e) Not applicable.

     (f) Not applicable.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

       The Registrant's Board of Trustees has determined that Steve A. Garban, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. Mr. Garban is "independent", as defined in the instructions to Form N-CSR.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES


(a) Audit Fee
    Fiscal year ended December 31, 2003      $22,000
    Fiscal year ended December 31, 2004      $24,500

(b) Audit-Related Fees - Represents fees for assurance and related services related to the audit of the registrant's financial statements.
    Fiscal year ended December 31, 2003      $0
    Fiscal year ended December 31, 2004      $0

(c) Tax Fees - Represents fees for professional services rendered by the principal accountant for tax compliance, tax provision review, and the tax return preparation.
    Fiscal year ended December 31, 2003      $2,600
    Fiscal year ended December 31, 2004      $3,000

(d) All other fees - Represents fees paid to Deloitte & Touche LLP to provide a special review of late trading, market timing and related issues concerning the Registrant.
    Fiscal year ended December 31, 2003      $0
    Fiscal year ended December 31, 2004      $14,000


The Registrant's independent accountants, Deloitte & Touche LLP, did not bill fees for audit-related, tax, or other non-audit services that required pre-approval by the Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the Registrant's last two fiscal years.

(e)(1) The Audit Committee has determined that all work performed for the Registrant by Deloitte & Touche LLP will be pre-approved by the full Audit Committee and, therefore, has not adopted pre-approval procedures.

    (2) None.

(f) Not applicable.

(g) Non-Audit Fees - Represents fees for audit-related, tax and other non-audit services rendered by the principal accountant to the Registrant, the Registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant.

    Fiscal Year Ended October 31, 2003  $ 2,600
    Fiscal Year Ended October 31, 2004  $63,000

(h) The Audit Committee of the Registrant has considered whether the non-audit services that were rendered by the Registrant's principal accountant to the Registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant and that were not pre-approved by the Audit Committee are compatible with maintaining the principal accountant's independence.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS
        Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS
        Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES & PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
        Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
        Not applicable.

ITEM 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITIY HOLDERS

       The Governance Committee will consider nominees recommended by shareholders. Shareholders may submit recommendations to the attention of the Secretary of the Trust, State Street Research & Management Company, One Financial Center, 30th Floor, Boston MA 02111.

ITEM 10: CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.


ITEM 11: EXHIBITS

       (a)(1) Code of Ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH

       (a)(2) Certification for each principal executive and principal financial officer of the Registrant required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended
              (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.302CERT

      (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                     State Street Research Exchange Trust


                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------------------------------------

                               FORM N-CSR(3 OF 3)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities, and on the dates indicated.

                     By:     /s/ Richard S. Davis
                          ------------------------------------------------------
                             Richard S. Davis, President, Chairman and
                             Chief Executive Officer
                             Principal Executive Officer

                     Date    February 28, 2005
                          ------------------------

                     By:     /s/ Douglas A. Romich
                          ------------------------------------------------------
                             Douglas A. Romich, Treasurer
                             Principal Financial Officer

                     Date    February 28, 2005
                          ------------------------